Intangible assets: (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Patents		$ 1,179	$ 1,179
Trademarks and other intangibles		83	83
Finite-Lived Intangible Assets, Gross		1,262	1,262
Less: Accumulated Amortization		(860)	(790)
Intangible Assets, Net (Excluding Goodwill)	$ 350	$ 402	$ 472